Leases - Future Minimum Lease Payments (Details) - P3 Health Partners Inc. - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
July 1, 2022 to December 31, 2022	$ 419,351
2023	2,117,494	$ 2,882,304
2024	2,716,584	2,017,479
2025	2,366,864	1,804,823
2026	1,762,184	1,521,074
Thereafter	3,973,507
Total Payments	13,355,984	11,128,948
Less: Interest	(2,447,475)	(2,744,830)
Present Value of Lease Liabilities	$ 10,908,509	$ 8,384,118